N-2	6 Months Ended
Aug. 31, 2024 $ / shares
Prospectus [Line Items]
Document Period End Date	Aug. 31, 2024
Cover [Abstract]
Entity Central Index Key	0000859796
Amendment Flag	false
Document Type	N-CSRS
Entity Registrant Name	JAPAN SMALLER CAPITALIZATION FUND, INC.
General Description of Registrant [Abstract]
Share Price	$ 8.03
NAV Per Share	$ 9.97
Latest Premium (Discount) to NAV [Percent]	19.50%